TAXATION - Schedule of Components of Income Tax Expense (Benefit) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current income tax expense	¥ 17,803		¥ 10,458	¥ 13,300
Deferred income tax (benefit)/expense	42,698	$ 6,700	28,840	(30,020)
Total income tax (benefit)/expense	¥ 60,501	$ 9,494	¥ 39,298	¥ (16,720)